Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share

22.    EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented is calculated as follows:

	Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Numerator:
Net income used in calculating earnings per share-basic and diluted	371,711,219	442,718,263	261,344,391	40,052,780
Denominator:
Weighted average number of Class A ordinary shares outstanding used in calculating basic and diluted earnings per share	62,860,578	67,315,727	68,286,954	68,286,954
Weighted average number of Class B ordinary shares outstanding used in calculating basic and diluted earnings per share	36,288,343	34,762,909	34,762,909	34,762,909
Allocation of undistributed earnings — basic and diluted:
To Class A Shares	235,665,522	291,950,431	173,182,301	26,541,349
To Class B Shares	136,045,697	150,767,832	88,162,090	13,511,431
Basic and diluted earnings per share:
To Class A Shares	3.75	4.34	2.54	0.39
To Class B Shares	3.75	4.34	2.54	0.39

In January 2020, the Company issued 870,908 Class A ordinary shares as a portion of purchase consideration for the acquisition of Urban Hotel Group, are included in the computation of basic and diluted earnings per shares for the year ended December 31, 2019 upon the completion of the acquisition of Urban Hotel Group.

The Group did not include share options in the computation of diluted earnings per share for the years ended December 31, 2018, 2019 and 2020 because those share options were anti-dilutive for earnings per share.